Share-based compensation (Tables)	12 Months Ended
Sep. 30, 2022
Share-based compensation
Summary of share-based compensation expense

	2022	2021	2020
	$'000	$'000	$'000
Share option charge included in administrative expenses	177	165	122
RSU compensation for the year included in administrative expenses	22,738	—	—
	22,915	165	122

Summary of share options granted during the period

	2022		2021		2020
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	exercise
	Share options	Price ($)	Share options	Price (£)	Share options	Price (£)
Outstanding at beginning of period	8,451,872	0.0001	161,250	0.0001	72,700	0.0001
Granted during the period	—	—	55,210	0.0001	88,550	0.0001
Forfeited/lapsed during the period	(447,058)	0.0001	(32,963)	0.0001	—	—
Exercised during the period	—	—	—	—	—	—
Outstanding at end of period	8,004,813	0.0001	183,497	0.0001	161,250	0.0001
Exercisable at end of period	1,253,062		17,167		—

Summary of inputs into the Black-Scholes model

	2022	2021	2020
Weighted average share price (£)	—	3.30	3.30
Weighted average exercise price (£)	—	0.0001	0.0001
Expected volatility	—	50%	50%
Expected life	—	5 years	5 years
Risk-free rate	—	0.1%	0.1%
Expected dividend yield	—	0%	0%

Summary of RSU

2022
		Weighted	Weighted
		Average	Average
		grant date fair	remaining term
	Number of	value per share	to vest/distribute
	awards	Price ($)	(yrs)
Outstanding at beginning of period	—	—
Granted during the period	2,758,039	17.52
Forfeited/lapsed during the period	(71,968)	15.23
Vested during the period	—	—
Outstanding at end of period	(2,686,071)	17.58	1.4